Shareholders' Equity - Compensation options activity (Details) - Compensation options to underwriters EquityInstruments in Thousands	12 Months Ended
Sep. 30, 2022 EquityInstruments $ / shares
Stockholder's Equity
Balance (in shares) | EquityInstruments	115
Exercised (in shares) | EquityInstruments	(115)
Balance (in dollars per share)	$ 4.60
Exercised (in dollars per share)	4.60
Weighted average share price	$ 5.75